Acquisition of QMX Gold Corporation - Additional Information (Details) $ in Thousands		1 Months Ended
	Apr. 07, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Apr. 07, 2021 $ / shares	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Carrying amount of NCI			$ 69,557		$ 40,873
QMX
Disclosure of detailed information about business combination [line items]
Consideration transferred per share held (in $Cdn per share) | $ / shares				$ 0.075
Consideration transferred per share held (in shares) | shares	0.01523
Number of shares held in associate (in shares) | shares	68,125,000
Proportion of ownership interest in associate (as a percent)	16.00%
Net cash transferred	$ 19,336
Cash consideration	21,988
Transaction costs	1,659
Cash acquired	$ 4,311		$ 4,311
Issuance of shares upon exercise of warrants		$ 1,841
QMX | QMX
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate (as a percent)	16.00%
Carrying amount of NCI	$ 2,323